INCOME TAXES (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Current taxes:
Current taxes | ₪			₪ 3,918	₪ 4,067	₪ 5,745
Taxes in respect of prior years | ₪			141		(69)
Total Current taxes | ₪			4,059	4,067	5,676
Deferred taxes | ₪			1,851	1,260	(3,110)
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 5,910	₪ 5,327	₪ 2,566
US Dollars [Member]
Current taxes:
Current taxes | $		$ 1,130
Taxes in respect of prior years | $		41
Total Current taxes | $		1,171
Deferred taxes | $	[1]	534
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 1,705

[1]	Convenience Translation into US Dollars.